Investment Property, Net - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,074,031	₩ 1,086,077	₩ 994,781
Fair value [member] | 6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 3,255,898